FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Summary of assets measured at fair value on recurring basis

	Level 1	Level 2	Level 3	Total
As of December 31, 2022
Short-term investments (i)	—	197,058	—	197,058
As of December 31, 2021
Short-term investments (i)	—	828,867	—	828,867
(i)	Short-term investments represent structured deposits, and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.